RELATED PARTY TRANSACTIONS - Narrative (Details) - Subsidiary of Brookfield - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of transactions between related parties [line items]
Base Management Fee, quarterly percentage	0.3125%
Base Management Fee, annual percentage	1.25%
Base Management Fee allocated	$ 24	$ 24	$ 22